Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
US Treasury and Government [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	$ 9,700,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	116,243	$ 251,800
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forwards	359,000
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 79,179